Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of potentially dilutive securities
Security	2021	2020
Convertible notes payable	117,529	1,182,557
Warrants	1,411,308	1,581,774
Stock options	9,167,642	3,660,778
	10,696,479	6,425,109

	2020	2019
Convertible notes payable	1,267,661	179,126
Stock options	5,645,802	3,646,667
Warrants	1,823,234	1,575,108
	8,736,697	5,400,901